COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 18 – COMMITMENTS AND CONTINGENCIES

The Company leases property for its day to day operations and has recently begun leasing facilities for possible retail dispensary locations and cultivation locations as part of the process of applying for retail dispensary and cultivation licenses.

Office Leases

On August 1, 2011, the Company entered into a lease agreement for office space located in West Hollywood, California through June 30, 2017 at a monthly rate of $14,397. Starting July 1, 2014, the monthly rent increased by 3% to $14,828 per month.

In addition, the Company leases office facilities located at West Hills, California and Scottsdale, Arizona from unrelated third parties at a monthly rate of $1,300 and $1,420. The West Hills lease is on a month to month basis. The Arizona lease is a non-auto renewing lease with the most current agreement covering the period from May 1, 2014 to October 31, 2014. The company terminated the West Hills and Scottsdale leases effective November 1, 2014.

On December 17, 2013 the Company’s subsidiary Vaporfection International Inc. entered into a 1 year non-cancelable office lease in Deerfield Beach, Florida. The lease started on January 1, 2014 at a monthly rate of $1,981. After December 31, 2014 the lease converts to a month to month basis.

The Company rents virtual offices/meeting spaces in Tokyo, New York, Toronto and Seattle on a month to month basis for an aggregate of approximately $390 per month. The payment is charged to rent expense as incurred.

Total rent expense under operating leases for the three months ended September 30, 2014 and 2013 was $53,114 and $48,069,  and for the nine months ended September 30, 2014 and 2013  was $156,716 and $91,983,.

Retail/Cultivation facility leases

The Company’s business model of acquiring retail dispensary and cultivation licenses has made it important to acquire real estate either through lease arrangements or through purchase agreements in order to secure a possible license. On May 8, 2014, the Company entered into a lease agreement for five years with a monthly payment of $7,400 in order to apply for a license and build-out of a location for a client. Also, on July 22, 2014 one of the Company’s subsidiaries Medbox Property Investments, Inc., entered into a new lease for a facility which will be used in the application process for both a dispensary and cultivation facility. The company paid an initial security deposit of $30,000 and the lease is payable monthly at a rate of $20,000 per month. The lease has a five year term, but is contingent upon license approval which allows for early termination of the lease after January 1, 2015 if the license is not granted.

The following table is a summary of our material contractual lease commitments as of September 30, 2014:

Year Ending	Office Rent	Retail/Cultivation Facility Lease
2014	$44,484	$22,200
2015	177,936	88,800
2016	177,936	88,800
2017	88,968	88,800
2018	-	88,800
2019	-	29,600
Total	$489,324	$407,000

Real Estate Commitments

As part of the changes in the Company’s business model, the Company entered in various real estate purchase agreements at various times in order to allow the filing of retail dispensary or cultivation facility licenses in certain states and localities. These purchase agreements generally provide for a period of due diligence and a termination clause in the event that the Company is unable to obtain a license for its client. The agreements generally also provide for some monthly payment from escrow in order to compensate the real estate owner for the passage of time until the sale transaction is complete. Most of these payment releases from escrow are nonrefundable but applicable towards the purchase price if the Company decides to proceed with the purchase. Subject to approval of the license for a dispensary or cultivation center, the Company intends to close on the real estate where purchase agreements have been signed, or to seek partners to replace the Company on each property purchased.

During the nine months period ended September 30, 2014 the Company paid $634,288 either by deposit into twelve escrow accounts or direct payments to sellers, to secure the purchase and/or extend the closing dates on real estate to be used for future retail/cultivation facilities with an aggregate purchase price of $23,030,000. The real estate purchase agreements have closing dates varying between December 1, 2014 and February 10, 2015.

During the second quarter of 2014 one of the Company’s subsidiaries entered into a real estate purchase agreement in Washington state. The purchase transaction was closed during the third quarter for a total purchase price of $399,594 partially financed by a promissory note for $249,000.

During July 2014 one of the real estate properties that MJ Property Investments, Inc. opened escrow on was foreclosed upon and the agreement was canceled and escrow money in the amount of $10,000 was reimbursed to the Company on July 28, 2014.

During July 2014, MJ Property Investments, Inc. allowed the escrows to expire on two agreements with an aggregate purchase price of $2,500,000 and forfeited $100,000 in earnest money due to unfavorable terms demanded by the sellers to extend the escrow and closing date.

A summary of open real estate purchase transactions as of September 30, 2014 is represented in the table below:

Property	Purchase price	Closing date	Net escrow balance	Date escrow opened	Additional rents/fees paid to extend closing date
1	$3,500,000	12/11/2014	$60,000	07/25/2014	$-
2	3,650,000	01/05/2015	35,000	07/21/2014	-
3	2,450,000	12/01/2014	80,000	08/13/2014	-
4	790,000	01/01/2015	24,288	08/12/2014	-
5	480,000	01/31/2015	16,000	08/12/2014	-
6	2,100,000	02/10/2015	90,000	08/13/2014	-
7	595,000	01/31/2015	10,000	08/13/2014	-
8	3,250,000	02/10/2015	90,000	08/19/2014	-
9	2,400,000	02/08/2015	19,000	08/19/2014	-
10	2,300,000	01/08/2015	80,000	08/19/2014	-
11	695,000	10/18/2014	10,000	06/28/2014	-
12	820,000	10/18/2014	45,000	06/28/2014	7,893
13	-		75,000	07/21/2014	-
Total	$23,030,000		$634,288		$7,893

Property 13 represents the advance on July 21, 2014 of $75,000 to PVMI, a related party, as a partial payment for advances made by PVMI for escrow deposits used to secure properties for possible license acquisition in the San Diego market area.

The closing dates on agreements Property 11 and 12 have been extended to 12/31/2014 and 01/15/2015, respectively subsequent to September 30, 2014.

Other Commitments

The Company has an obligation to a prior manufacturer of VII products to purchase certain unused components after a certain period of time. The amount the Company is now committed to purchase is approximately $56,000.

Note 15 – Commitments and Contingencies

The Company may rent property, equipment, transportation equipment, and various clinics on an as needed basis.

On August 1, 2011, the Company entered into a lease agreement for office space located in West Hollywood, California through June 30, 2017 at a monthly rate of $14,397.

In addition, the Company leases office facilities located at West Hills, California and Scottsdale, Arizona from unrelated third parties at a monthly rate of $1,300 and $1,420. The West Hills lease is on a month to month basis. The Arizona lease is a non-auto renewing lease with the most current agreement covering the period from November 1, 2013 to April 30, 2014. In March 2014, a new lease agreement was signed for six months commencing May 1, 2014.

At December 17, 2013 the Company’s subsidiary VII entered in to an agreement for a 1 year non-cancelable lease in Deerfield Beach, Florida. The lease starts on January 1, 2014 at a monthly rate of $1,981, after December 31, 2014 the lease will be on a month to month basis.

The Company rents virtual offices/meeting spaces in Tokyo, London and New York on a month to month basis for approximate $330 per month. The payment is charged to rent expense as incurred.

Total rent expense under operating leases for December 31, 2013 and 2012 was $142,200 and $124,727, respectively.

The minimum future lease payments under non-cancelable operating leases with remaining term in excess of one year at December 31, 2013 were as follows:

Year Ending	Amount

2014	196,531
2015	172,759
2016	172,759
2017	86,379
Total	$628,428